SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles	Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services - Insurance (Topic 944)
This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:
1. Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. The ASU also prescribes the discount rate to be used in measuring the liability for future policy benefits for traditional and limited payment long-duration contracts.

2. Measurement of Market Risk Benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk.

3. Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts.

4. Expanded footnote disclosures. The ASU requires additional disclosures including information about significant inputs, judgements, assumptions and methods used in measurement.
On January 1, 2023, the Company adopted the new accounting standard ASU 2018-12 using the modified retrospective approach, except for MRBs which will use the full retrospective approach.

Refer to “Transition impact of ASU 2018-12, Financial Services- Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts” section within this note for further details.
The following table presents the effect of transition adjustment to total equity resulting from the adoption of ASU 2018-12 as of January 1, 2021:

	Retained Earnings	Accumulated Other Comprehensive Income	Total
	(in millions)
Liability for future policy benefits	$30	$(1,343)	$(1,313)
Market risk benefits	(3,398)	(902)	(4,300)
DAC	—	1,548	1,548
Unearned revenue liability and sales inducement assets (1)	—	(166)	(166)
Total transition adjustment before taxes	(3,368)	(863)	(4,231)
Income taxes	707	181	888
Total transition adjustment (net of taxes)	$(2,661)	$(682)	$(3,343)
______________
(1)Unearned revenue liability included within liability for future policy benefits financial statement line item in the Consolidated Balance Sheet. Sales inducement assets are included in other assets in the consolidated balance sheets.

Liability for Future Policy Benefit, Activity	The following table summarizes the balance of and changes in liability for future policy benefits on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Protection Solutions	Individual Retirement	Corporate & Other		Total
	Term	Payout	Group Pension	Health
	(in millions)
Balance, December 31, 2020	$1,423	$3,047	$771	$2,100	$7,341
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	—	(171)	(85)	(100)	(356)
Effect of remeasurement of liability at current single A rate	560	531	94	300	1,485
Balance, January 1, 2021 (1)	1,983	3,407	780	2,300	8,470
Less: Reinsurance recoverable	(59)	—	—	(1,837)	(1,896)
Balance, January 1, 2021, net of reinsurance (1)	$1,924	$3,407	$780	$463	$6,574
_____________
(1)LFPB transition table not inclusive of the following transition adjustments to AOCI including Protection Solutions PFBL of $550 million, PDR of $(230) million, Rider Reserves and Term Reinsurance of $(24) million and Corporate and Other of $(111) million.

Market Risk Benefit, Activity
The following table summarizes the balance of and changes in the net liability position of market risk benefits on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Individual Retirement	Legacy		Total
	GMxB Core	GMxB Legacy	Purchased MRB
	(in millions)
Balance, December 31, 2020	$2,206	$19,891	$(2,572)	$19,525
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	(4)	(70)	—	(74)
Adjustments for the cumulative effect of the changes in the instrument-specific credit risk between the original contract issuance date and the transition date	505	461	2	968
Adjustments for the remaining difference (exclusive of the instrument specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurement for the MRB (1)	(563)	4,122	(194)	3,365
Balance, January 1, 2021	$2,144	$24,404	$(2,764)	$23,784
______________
(1)MRB transition table not inclusive of the following transition adjustments to retained earnings and AOCI including Individual Retirement EQUI-VEST of $43 million, SCS of $21 million, Protection Solutions of $(2) million and Group Retirement EQUI-VEST of $(20) million.
The following table presents the balances and changes to the balances for the market risk benefits for the GMxB benefits on deferred variable annuities for the twelve months ended and as of December 31, 2022 and 2021.

	December 31, 2022				December 31, 2021
	Individual Retirement	Legacy			Individual Retirement	Legacy
	GMxB Core	GMxB Legacy	Purchased MRB (3)	Net Legacy	GMxB Core	GMxB Legacy	Purchased MRB (3)	Net Legacy
	(Dollars in millions)
Balance, beginning of the period (“BOP”)	$1,061	$20,236	$(14,059)	$6,177	$2,143	$24,405	$(2,763)	$21,642
Balance BOP before changes in the instrument specific credit risk	$666	19,719	(14,051)	5,668	$1,639	23,944	(2,766)	21,178
Model changes and effect of changes in cash flow assumptions	(5)	317	(143)	174	(280)	(196)	36	(160)
Actual market movement effect	1,074	3,402	(1,226)	2,176	(665)	(3,026)	799	(2,227)
Interest accrual	37	731	(489)	242	7	197	(122)	75
Attributed fees accrued (1)	399	882	(295)	587	386	918	(194)	724
Benefit payments	(37)	(1,179)	669	(510)	(14)	(902)	350	(552)
Actual policyholder behavior different from expected behavior	24	142	(102)	40	(9)	135	(56)	79
Changes in future economic assumptions	(1,626)	(8,700)	5,279	(3,421)	(397)	(1,351)	(950)	(2,301)
Issuances	(3)	—	—	—	(1)	—	(11,148)	(11,148)
Balance EOP before changes in the instrument-specific credit risk	$529	15,314	(10,358)	4,956	$666	19,719	(14,051)	5,668
Changes in the instrument-specific credit risk (2)	1	(615)	(57)	(672)	395	517	(8)	509
Balance, end of the period (“EOP”)	$530	$14,699	$(10,415)	$4,284	$1,061	$20,236	$(14,059)	$6,177

Weighted-average age of policyholders (years)	63.5	72.6	67.5	N/A	62.6	72.0	66.9	N/A
Net amount at risk	$3,530	$22,631	$10,766	N/A	$1,115	$15,901	$6,341	N/A
______________
(1)    Attributed fees accrued represents the portion of the fees needed to fund future GMxB claims.
(2)    Changes are recorded in OCI.
(3)    Purchased MRB is the impact of non-affiliated reinsurance.

The following table reconciles market risk benefits by the amounts in an asset position and amounts in a liability position to the market risk amounts in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	Direct Asset	Direct Liability	Net Direct MRB	Purchased MRB	Total	Direct Asset	Direct Liability	Net Direct MRB	Purchased MRB	Total
	(in millions)
Legacy Segment
GMxB Legacy	$(51)	$14,749	$14,699	$(10,412)	$4,287	$(47)	$20,282	$20,235	$(14,058)	$6,177
Individual Retirement
GMxB Core	(387)	917	530	—	530	(237)	1,298	$1,061	—	1,061
Other (1)	(52)	100	47	(11)	36	(34)	107	$73	(16)	57
Total	$(490)	$15,766	$15,276	$(10,423)	$4,853	$(318)	$21,687	$21,369	$(14,074)	$7,295
______________(1)Other primarily includes Individual EQUI-VEST MRB.
Deferred Policy Acquisition Costs
The following table summarizes the balance of and changes in DAC on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Protection Solutions				Legacy	Individual Retirement				Group Retirement		Total
	Term	UL (1)	VUL (2)	IUL (3)	GMxB Legacy	GMxB Core	EI (4)	IE (5)	SCS	EG (6)	Momentum
	(in millions)
Balance, December 31, 2020	$403	$—	$—	$—	$654	$1,635	$134	$95	$645	$553	$79	$4,198
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	—	177	714	162	13	11	20	(1)	210	81	22	1,409
Balance, January 1, 2021 (7)	$403	$177	$714	$162	$667	$1,646	$154	$94	$855	$634	$101	$5,607
(1)    “UL” defined as Universal Life
(2)    “VUL” defined as Variable Universal Life
(3)    “IUL” defined as Indexed Universal Life
(4)    “EI” defined as EQUI-VEST Individual
(5)    “IE” defined as Investment Edge
(6)    “EG” defined as EQUI-VEST Group
(7)    DAC transition table not inclusive of Closed Block of $136 million and Protection Solutions of $3 million transition adjustment.
Changes in the DAC asset for the years ended December 31, 2022, and 2021 were as follows:
December 31, 2022

	Protection Solutions				Individual Retirement				Legacy	Group Retirement		Corporate and Other	Total
	Term	UL	VUL	IUL	GMxBCore	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)
	(in millions)
Balance beginning of the year	$385	$180	$799	$180	$1,653	$156	$121	$1,070	$631	$677	$94	$138	$6,084
Capitalization	18	11	142	16	109	12	40	378	27	74	14	—	841
Amortization (2)	(41)	(12)	(52)	(11)	(137)	(12)	(13)	(169)	(65)	(41)	(19)	(11)	(583)
Balance, December 31, 2022	$362	$179	$889	$185	$1,625	$156	$148	$1,279	$593	$710	$89	$127	$6,342
______________
(1)    “CB” defined as Closed Block
(2)     DAC amortization of $3 million related to Other not reflected in table above.

December 31, 2021

	Protection Solutions				Individual Retirement				Legacy	Group Retirement		Corporate and Other	Total
	Term	UL	VUL	IUL	GMxB Core	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)
	(in millions)
Balance beginning of the year	$403	$177	$714	$162	$1,646	$154	$94	$855	$667	$634	$101	$150	$5,757
Capitalization	26	15	133	28	141	15	38	350	30	84	16	—	876
Amortization (2)	(44)	(12)	(48)	(10)	(134)	(13)	(11)	(135)	(66)	(41)	(23)	(12)	(549)
Balance, December 31, 2021	$385	$180	$799	$180	$1,653	$156	$121	$1,070	$631	$677	$94	$138	$6,084
______________
(1)     “CB” defined as Closed Block
(2)     DAC amortization of $3 million related to Other not reflected in table above.

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the DAC asset for the year ended 2020 were as follows:

December 31,
2020
(in millions)
Balance, beginning of year	$5,840
Capitalization of commissions, sales and issue expenses	669
Amortization:
Impact of assumptions updates and model changes	(1,109)
All other	(504)
Total amortization	(1,613)
Change in unrealized investment gains and losses	(654)
Reclassified to assets HFS	1
Balance, end of year	$4,243

Changes in the Individual Retirement Sales Inducement Assets for the years ended December 31, 2022, and 2021 were as follows:

	December 31, 2022		December 31, 2021
	GMxB Core	GMxB Legacy	GMxB Core	GMxB Legacy
	( in millions)
Balance beginning of the year	$147	$222	$158	$246
Capitalization	2	—	1	—
Amortization	(12)	(22)	(12)	(24)
Balance, end of the year	$137	$200	$147	$222

Changes in the Protection Solutions Unearned Revenue Liability for the years ended December 31, 2022, and 2021 were as follows:

	December 31, 2022			December 31, 2021
	UL	VUL	IUL	UL	VUL	IUL
	(in millions)
Balance beginning of the year	$80	$619	$94	$60	$566	$24
Capitalization	21	105	71	25	92	74
Amortization	(6)	(40)	(8)	(5)	(39)	(4)
Balance, end of the year	$95	$684	$157	$80	$619	$94

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the Sales Inducement Assets asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$430
Amortization charged to income	(26)
Balance, end of year	$404

Deferred Income
The following tables summarizes the balance of and changes in sales inducement assets and unearned revenue liability on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Sales Inducement Assets
	Legacy	Individual Retirement	Total
	GMxB Legacy	GMxB Core
	(in millions)
Balance, December 31, 2020	$246	$158	$404
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	—	—	—
Balance, January 1, 2021	$246	$158	$404

	Protection Solutions
	Unearned Revenue Liability			Total
	UL	VUL	IUL
	(in millions)
Balance, December 31, 2020	$31	$438	$14	$483
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	29	127	9	165
Balance, January 1, 2021	$60	$565	$23	$648